Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent events

40.	Subsequent events
40.1	Acquisition of Aventura and Santa Rosa & Mundo Novo Wind Complexes

On January 30, 2023, Copel GeT completed the acquisition of 100% of the shares of companies belonging to the Aventura and Santa Rosa & Mundo Novo Wind Complexes shown in the table below, with payment of R$1,005,173 to the seller, EDP Renováveis Brasil S.A. At the transaction closing date, the shares were transferred to Copel GeT, and the appointment and investiture new managers of the Companies were approved.

Santa Rosa & Mundo Novo Wind Complex	Aventura Wind Complex
SRMN Holding S.A.	Aventura Holding S.A.
Central Eólica SRMN I S.A.	Central Eólica Aventura II S.A.
Central Eólica SRMN II S.A.	Central Eólica Aventura III S.A.
Central Eólica SRMN III S.A.	Central Eólica Aventura IV S.A.
Central Eólica SRMN IV S.A.	Central Eólica Aventura V S.A.
Central Eólica SRMN V S.A.

The acquisition is in line with the sustainable growth strategy in renewable energy, expanding the generation matrix diversification in line with the Company’s Strategic Planning and Investment Policy. The transaction includes the Locked box mechanism, in which all cash generated from January 1, 2022 to the closing date will remain in the cash of the acquired Companies.

Transaction closing was subject to the satisfaction of certain conditions precedent, which were fully complied with by January 30, 2023, including: obtaining approval from the Brazilian Antitrust Enforcement Agency (CADE), declarations and guarantees, compliance with covenants and obligations, third-party consent, absence of material adverse effect.

It is also important to highlight the need for unconditional and unrestricted consent from counterparties to change the control of the acquired Companies, including regarding credit limits for maintenance of financing agreements by the Companies, in accordance with National Monetary Council (CMN) Resolution No. 4995, of March 24, 2022, a condition that was only fulfilled in January 2023.

The complexes are located in the state of Rio Grande do Norte, the largest wind energy hub in the country, and have a 260.4 MW installed capacity, with 157.8 MWm of assured energy. The companies have long-term financing (maturities up to 2043) taken out from Banco do Nordeste - BNB, at IPCA rates + 2.19% p.a. (Aventura Complex) and IPCA + 1.98% p.a. (Santa Rosa & Mundo Novo Complex).

The seller is developing projects in the vicinity of the Aventura Complex wind farms which, during construction and/or operation, may potentially affect the volume of electricity generated by the wind farms (wake effect) in the future. The seller estimates that these undertakings may start up operations as of January 2027. If the wake effect materializes so that the acquired wind farms generate energy below what was agreed between the parties, the seller will have the obligation to indemnify Copel. Otherwise, if the energy generation is greater, Copel must indemnify the seller. The amount of this indemnification is limited to R$4,167 for both situations, monetarily restated.

The tables below show the book value and fair value of the net assets acquired, including the effect of deferred taxes (technical goodwill). The fair value was determined based on a preliminary purchase price allocation (PPA) report. Therefore, information is under review and may change. However, no significant changes are expected.

Aventura Wind Complex		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Assets identified	518,158	255,675	773,833
Cash and cash equivalents	51,789	-	51,789
Trade accounts receivable	7,150	-	7,150
Recoverable taxes	3,823	-	3,823
Other receivables	2,917	-	2,917
Property, plant and equipment	452,475	-	452,475
Intangible assets	4	255,675	255,679
Liabilities assumed	330,102	93,002	423,104
Suppliers	6,950	-	6,950
Loans and financing	317,928	-	317,928
Tax obligations	2,879	-	2,879
Other accounts payable	2,345	-	2,345
Contingent Liabilities	-	9,891	9,891
Deferred income tax and social contribution	-	83,111	83,111
Net assets acquired	188,056	162,673	350,729

Santa Rosa & Mundo Novo Wind Complex		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Assets identified	840,938	366,360	1,207,298
Cash and cash equivalents	67,440	-	67,440
Trade accounts receivable	23,961	-	23,961
Recoverable taxes	5,747	-	5,747
Other receivables	9,157	-	9,157
Property, plant and equipment	734,633	-	734,633
Intangible assets	-	366,360	366,360
Liabilities assumed	625,811	131,100	756,911
Suppliers	56,611	-	56,611
Loans and financing	557,810	-	557,810
Tax obligations	7,579	-	7,579
Other accounts payable	3,811	-	3,811
Contingent Liabilities	-	10,155	10,155
Deferred income tax and social contribution	-	120,945	120,945
Net assets acquired	215,127	235,260	450,387

Contingent liabilities mainly refer to tax risks for which management believes that providing information regarding the timing of any cash outflows is impracticable, in view of the unpredictability and dynamics of the Brazilian legal, tax and regulatory systems. A final outcome depends on the conclusions of legal proceedings.

The table below shows the consideration transferred for assets acquired and technical goodwill calculated as a result of the recognized deferred tax liability in the business combination:

Total of net assets acquired	403,183	397,933	801,116
Goodwill			204,057
Consideration amount			1,005,173

40.2	Technical Inspection at HPP GBM

On March 25, 2023, the scheduled stoppage for inspection of the generating unit 3 of HPP GBM, a plant belonging to FDA, subsidiary of Copel GET, was concluded. An isolated fault was identified in the upper wear ring of the turbine rotor, so that this generating unit will remain unavailable to carryng out a diagnosis on the cause of the incident and the respective actions for its repair, when the return forecast for this generating unit will be updated. Eventual financial impacts related to non-generation or any reduction in the plant's assured energy can only be estimated after the completion of this work.